RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transactions with the related parties were as follows:

	Year ended December 31,
	2024	2023	2022
Selling, general and administrative expenses, net	$126	$41	$43

Balances with the related parties were as follows:

	December 31, 2024	December 31, 2023
Employees and payroll accruals	$51	$50